Document	Jul. 07, 2024
Document Information [Line Items]
Entity Central Index Key	0000092380
Soliciting Material	false
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	P. O. Box 36611
Entity Address, City or Town	Dallas,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75235-1611
Document Type	8-K
Document Period End Date	Jul. 07, 2024
Entity Registrant Name	SOUTHWEST AIRLINES CO.
Entity File Number	1-7259
Entity Tax Identification Number	74-1563240
City Area Code	214
Local Phone Number	792-4000
Written Communications	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock ($1.00 par value)
Trading Symbol	LUV
Security Exchange Name	NYSE
Common Stock Purchase Rights
Document Information [Line Items]
Title of 12(b) Security	Common Stock Purchase Rights
Security Exchange Name	NYSE
No Trading Symbol Flag	true